Allowance for Probable Loan Losses (Non-accrual Basis By Loan Class) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 54,730,000	$ 37,245,000	$ 47,685,000
Reduced interest income on non-accrual loans	977,000	2,461,000	$ 3,298,000
Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	17,909,000	22,369,000
Commercial Real Estate: Other Construction and Land Development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	2,455,000	4,776,000
Commercial Real Estate: Farmland & Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	33,123,000	8,314,000
Commercial Real Estate: Multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	476,000	552,000
Residential First Lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	712,000	655,000
Residential Junior Lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	11,000	166,000
Consumer
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 44,000	26,000
Foreign
Loan loss allowances, financing receivable past due
Non-accrual loans, total		$ 387,000